Supplemental Oil And Gas Information - Additional Information (Detail) - Bcfe	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reserve Quantities [Line Items]
Multiple acquisitions	561.7		224.2
MRD [Member]
Reserve Quantities [Line Items]
Upward revisions in proved reserve	261.3
MRD [Member] | WildHorse Resources, LLC [Member]
Reserve Quantities [Line Items]
Extensions and discoveries		148.6
Multiple acquisitions			43.5
Terryville Acquisition [Member] | MRD [Member]
Reserve Quantities [Line Items]
Extensions and discoveries	253.7
Multiple acquisitions	31.3
Wyoming Acquisition [Member]
Reserve Quantities [Line Items]
Multiple acquisitions, largest acquisition	497.2
Eagle Ford Acquisition [Member]
Reserve Quantities [Line Items]
Multiple acquisitions	45.0
Goodrich [Member]
Reserve Quantities [Line Items]
Multiple acquisitions, largest acquisition			148.9
Stanolind [Member]
Reserve Quantities [Line Items]
Multiple acquisitions			43.6
Menemsha [Member]
Reserve Quantities [Line Items]
Multiple acquisitions, largest acquisition			23.9
Propel [Member]
Reserve Quantities [Line Items]
Divestiture of oil and gas properties			19.0